BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Other (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions	₽ 8,921	$ 120.1	₽ 40,030	₽ 351
Goodwill	117,864		104,275	₽ 52,205	$ 1,586.5	$ 1,403.6
Other acquisitions
Business Acquisition [Line Items]
Total purchase consideration	1,575	21.2	529
Cash paid for acquisitions	6	$ 0.1	450
Fair value of consideration			79
Cash and cash equivalents			26
Intangible assets	623		253		8.4
Goodwill	1,071		234		14.4
Deferred income tax liabilities	₽ 124		12		$ 1.7
Net current assets			₽ 28